PGIM Jennison International Opportunities ETF
Schedule of Investments  (unaudited)
as of May 31, 2026
Description	Shares	Value
Long-Term Investments 98.1%
Common Stocks 95.3%
Belgium 1.8%
UCB SA	1,726	$506,724
Brazil 1.6%
NU Holdings Ltd. (Class A Stock)*	35,185	461,979
Canada 3.1%
Celestica, Inc.*	1,557	600,052
Shopify, Inc. (Class A Stock)*	2,191	260,094
		860,146
France 10.2%
Airbus SE	2,777	582,065
Hermes International SCA	277	523,410
L’Oreal SA	1,579	704,560
Safran SA	2,936	1,046,885
		2,856,920
Germany 5.9%
Rheinmetall AG	192	289,655
Siemens Energy AG	7,111	1,353,957
		1,643,612
Israel 1.7%
Elbit Systems Ltd.	537	473,038
Italy 2.1%
Moncler SpA	8,977	584,897
Japan 6.5%
Advantest Corp.	5,445	894,708
Fujikura Ltd.	14,175	424,631
SoftBank Group Corp.	10,400	489,162
		1,808,501
Netherlands 14.4%
Argenx SE, ADR*	979	818,434
ASM International NV	945	990,260
ASML Holding NV	654	1,054,745
Nebius Group NV*	5,024	1,160,996
		4,024,435
South Korea 14.0%
Samsung Electronics Co. Ltd.	8,927	1,877,810
SK hynix, Inc.	1,316	2,037,311
		3,915,121
Spain 2.8%
Industria de Diseno Textil SA	12,484	776,119
Sweden 1.8%
Saab AB (Class B Stock)	8,378	516,576

PGIM Jennison International Opportunities ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Switzerland 10.2%
ABB Ltd.	7,804	$836,039
Cie Financiere Richemont SA (Class A Stock)	3,611	781,369
Galderma Group AG*	5,769	1,230,962
		2,848,370
Taiwan 11.5%
ASPEED Technology, Inc.	284	171,803
Delta Electronics, Inc.	5,001	390,335
Elite Material Co. Ltd.	6,358	1,039,184
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,829	1,602,245
		3,203,567
United Kingdom 4.6%
Compass Group PLC	14,535	467,591
Rolls-Royce Holdings PLC	45,674	822,624
		1,290,215
United States 3.1%
nVent Electric PLC	5,163	862,169

Total Common Stocks (cost $20,582,852)		26,632,389
Preferred Stock 2.8%
Germany
Sartorius AG (PRFC) (cost $709,108)	2,733	781,323

Total Long-Term Investments (cost $21,291,960)		27,413,712
Short-Term Investment 1.8%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.757%) (cost $510,230)(wb)	510,230	510,230

TOTAL INVESTMENTS 99.9% (cost $21,802,190)		27,923,942
Other assets in excess of liabilities 0.1%		36,646

Net Assets 100.0%		$27,960,588

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
PRFC—Preference Shares

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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